Investments (Aggregate Carrying And Approximate Market Values Of Held-To-Maturity Securities) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity, Amortized Cost	$ 75,169	$ 88,937
Held-to-maturity Securities, Accumulated Unrecognized Holding Gain	1,346	1,949
Held-to-maturity Securities, Accumulated Unrecognized Holding Loss	70	76
Securities held-to-maturity, Estimated Fair Value	76,445	90,810
US Government Agencies Debt Securities
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity, Amortized Cost	71,169	84,937
Held-to-maturity Securities, Accumulated Unrecognized Holding Gain	1,346	1,949
Held-to-maturity Securities, Accumulated Unrecognized Holding Loss	70	76
Securities held-to-maturity, Estimated Fair Value	72,445	86,810
Trust preferred securities
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity, Amortized Cost	4,000	4,000
Held-to-maturity Securities, Accumulated Unrecognized Holding Gain	0	0
Held-to-maturity Securities, Accumulated Unrecognized Holding Loss	0	0
Securities held-to-maturity, Estimated Fair Value	4,000	4,000
Securities
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity, Amortized Cost	14,352	12,915
Securities held-to-maturity, Estimated Fair Value	$ 14,352	$ 12,915